Pledged Assets and Collateral (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Financial Instruments Pledged as Collateral [Abstract]
Investment securities pledged as collateral for acting as a collection agent of public funds	¥ 19,223,557
Reserve funds included in Cash and due from banks and Interest-earning deposits in other banks	40,427,837	¥ 30,482,570
Average reserves included in Cash and due from banks and Interest-earning deposits in other banks	33,939,765	22,853,187
Pledged assets that may not be sold or repledged by secured parties	29,653,000
Fair value of securities accepted as collateral that is permitted to be sold or repledged	19,366,000	19,756,000
Fair value of securities accepted as collateral that was sold or repledged	13,959,000	14,496,000
Cash collateral pledged for derivative transactions included in Other assets	1,510,689	1,716,302
Cash collateral received for derivative transactions included in Other liabilities	¥ 1,265,041	¥ 906,456